Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets
Allowance for loan losses	$ 639	$ 1,000
Deferred directors' compensation	541	565
Employee and director benefits	574	605
Qualified pension liability		321
Unrealized losses on securities available for sale	387
Unrealized loss from securities impairment	221	221
Other	109	160
Total deferred tax assets	2,471	2,872
Deferred Tax Liabilities
Depreciation	(223)	(236)
Equity income from unconsolidated subsidiary	(462)	(398)
Qualified pension asset	(342)
Loan origination costs	(287)	(223)
Prepaid expense	(95)	(90)
Unrealized gains on securities available for sale		(403)
Annuity earnings	(63)	(58)
Fair value of mortgage servicing rights	(57)	(33)
Goodwill	(340)	(294)
Total deferred tax liabilities	(1,869)	(1,735)
Net deferred tax asset included in other assets	$ 602	$ 1,137